OPERATING LEASE RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT OF USE ASSETS
OPERATING LEASE RIGHT OF USE ASSETS

13 — OPERATING LEASE RIGHT OF USE ASSETS

Operating lease right of use assets comprise the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Buildings	2,275,718	1,622,472	1,003,804
Vehicles	3,941,983	228,251	70,521
Less: Accumulated depreciation	(2,694,226)	(580,284)	(236,719)
Total	3,523,475	1,270,439	837,606

The following table summarizes the operating lease expenses recorded in the consolidated statement of operations for the years ended on December 31, 2022, 2021 and 2020.

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	3,390,748	886,151	298,218
Total	3,390,748	886,151	298,218